Note 28 - Financial Instruments - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Financial assets	$ 162,420	$ 123,113
Financial liabilities	(123,692)	(44,752)
Provisions [member]
Statement Line Items [Line Items]
Financial liabilities	(1,186)	(2,409)
Borrowings [member]
Statement Line Items [Line Items]
Financial liabilities	(9,461)
Term loan [member]
Statement Line Items [Line Items]
Financial liabilities	(35,000)
Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	(78,045)	(42,343)
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	37,331	19,338
Trade receivables [member]
Statement Line Items [Line Items]
Financial assets	84,793	41,470
Restricted cash and other receivables [member]
Statement Line Items [Line Items]
Financial assets	40,296	6,439
Trading securities [member]
Statement Line Items [Line Items]
Financial assets	$ 0	$ 55,866	$ 60,264